NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 13,049			$ 10,768
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	6,535			4,376
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	6,429	$ 8,130		6,254	$ 7,963
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 85		R$ 472	$ 138		R$ 715